Annual Total Returns- Vanguard Limited-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Limited-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.71%	1.77%	0.49%	1.79%	1.32%	(0.16%)	2.01%	1.55%	3.95%	3.30%